GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

Futu Holdings Limited (the “Company”) is an investment holding company incorporated in the Cayman Islands with limited liability and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group principally engages in online financial services including securities and derivative trades brokerage, margin financing and fund distribution services based on internally developed software and digital platform “Futubull” and “Moomoo”. The Group also provides financial information and online community services, etc. The Company completed its IPO on March 8, 2019 on the Nasdaq Global Market. Each American Depositary Shares (“ADSs”) of the Company represents eight Class A ordinary shares.

As of June 30, 2022, the Company’s principal subsidiaries, consolidated VIE are as follows:

	Country/place and	Attributable equity
Company name	date of Incorporation/	interest of
Subsidiaries	Establishment	the Group	Principal activities	Statutory auditors
Futu Securities International (Hong Kong) Limited (“Futu Securities”)	Hong Kong, April 17, 2012	100%	Financial services	PricewaterhouseCoopers Certified Public Accountants
Futu Securities (Hong Kong) Limited	Hong Kong, May 2, 2014	100%	Investment holding	Gary K. K. Leung & Co.
Futu Network Technology Limited	Hong Kong, August 17, 2015	100%	Research and development and technology services	Gary K. K. Leung & Co.
Futu Network Technology (Shenzhen) Co., Ltd.	Shenzhen, PRC, October 14, 2015	100%	Research and development and technology services	Shenzhen Yuanfeng Certified Public Accountants
Shen Si Network Technology (Beijing) Co., Ltd. ("Shen Si")	Beijing, PRC, September 15,2014	100%	No substantial business	N/A
Moomoo Financial Inc(1) (previous name: Futu Inc.)	Delaware, USA, December 17, 2015	100%	Financial services	Baker Tilly US, LLP
Futu Clearing Inc.	Delaware, USA, August 13, 2018	100%	Financial services	Baker Tilly US, LLP
Moomoo Financial Singapore Pte. Ltd(1) (previous name: Futu Singapore Pte. Ltd)	Singapore December 17, 2019	100%	Financial services	BDO LLP, Singapore
Futu Securities (Australia) Ltd.	New South Wales, Australia, February 15, 2001	100%	Financial services	Hall Chadwick

VIE
Shenzhen Futu Network Technology Co., Ltd.(2) ("Shenzhen Futu")	Shenzhen, PRC, December 18, 2007	100%	Research and development and technology services	Shenzhen Yuanfeng Certified Public Accountants

Notes:

(1)	These subsidiaries changed company names in June 2022.
(2)

Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.

1.    GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

Futu Holdings Limited (the “Company”) is an investment holding company incorporated in the Cayman Islands with limited liability and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of the VIEs (collectively referred to as the “Group”). The Group principally engages in online financial services including securities and derivative trades brokerage, margin financing and fund distribution services based on internally developed software and digital platform “Futubull” and “Moomoo”. The Group also provides financial information and online community services, etc. The Company completed its IPO on March 8, 2019 on the Nasdaq Global Market. Each American Depositary Shares (“ADSs”) of the Company represents eight Class A ordinary shares.

As of September 30, 2022, the Company’s principal subsidiaries, consolidated VIE are as follows:

		Place of	Percentage of
	Date of Incorporation/	Incorporation/	Direct or Indirect
Companies	Establishment/	Establishment	Economic Interest	Principal Activities

Subsidiaries
Futu Securities International (Hong Kong) Limited (“Futu Securities”)	April 17, 2012	Hong Kong	100%	Financial services
Futu Securities (Hong Kong) Limited	May 2, 2014	Hong Kong	100%	Investment holding
Futu Network Technology Limited	August 17, 2015	Hong Kong	100%	Research and development and technology services
Futu Network Technology (Shenzhen) Co., Ltd.	October 14, 2015	Shenzhen, PRC	100%	Research and development and technology services
Shen Si Network Technology (Beijing) Co., Ltd. (“Shen Si”)	September 15,2014	Beijing, PRC	100%	No substantial business
Moomoo Financial Inc(1) (previous name: Futu Inc.)	December 17, 2015	Delaware, USA	100%	Financial services
Futu Clearing Inc.	August 13, 2018	Delaware, USA	100%	Financial services
Moomoo Financial Singapore Pte.Ltd(1) (previous name: Futu Singapore Pte. Ltd)	December 17, 2019	Singapore	100%	Financial services
Futu Securities (Australia) Ltd.	February 15, 2001	New South Wales, Australia	100%	Financial services

VIE
Shenzhen Futu Network Technology Co., Ltd.(2) (“Shenzhen Futu”)	December 18, 2007	Shenzhen, PRC	100%	Research and development and technology services

Notes:

(1)These subsidiaries changed company names in June 2022.
(2)	Mr. Leaf Hua Li and Ms. Lei Li are beneficiary owners of the Company and held 85% and 15% equity interest in Shenzhen Futu, respectively. Mr. Leaf Hua Li is the founder, chairman and chief executive officer of the Company, and Ms. Lei Li is Mr. Leaf Hua Li’s spouse.